Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ (3,780,222)	$ (6,027,278)
Add (deduct) items not affecting cash:
Income from investments	(787,597)	(1,061,095)
Depreciation	196,539	213,291
Provision for credit loss		274,865
Gain on disposal of property, plant and equipment		(51,418)
Share-based compensation	1,611,845	2,215,351
Foreign exchange gain	(1,408,140)	(77,339)
Changes in non-cash operating working capital	165,280	(403,717)
Interest received	741,190	907,891
Net cash used in operating activities	(3,261,105)	(4,009,449)
Mineral property interest
Capital expenditures	(2,968,726)	(4,740,723)
Property, plant and equipment
Additions	(85,120)	(137,194)
Proceeds on disposals		58,776
Short-term investments
Proceeds on disposals	307,750
Equity investments
Proceeds on disposals		312,340
Net cash used in investing activities	(2,746,096)	(4,506,801)
Financing activities
Proceeds from issuance of common shares for bought deal, net of transaction and issuance costs		24,446,086
Proceeds from issuance of common shares for option exercised	6,346	135,684
Net cash provided by financing activities	6,346	24,581,770
Effect of exchange rate changes on cash	890,603	(411,621)
Increase (decrease) in cash	(5,110,252)	15,653,899
Cash and cash equivalents, beginning of the year	21,950,211	6,296,312
Cash and cash equivalents, end of the year	$ 16,839,959	$ 21,950,211